Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Schedule of list of company directly or indirectly controlled

The consolidated financial statements of the Group include the following list of company directly or indirectly controlled:

					% equity interest
Name	Segment	Description	Country of incorporation	Type of control	2022	2021
Nuova Ompi S.r.l.	Biopharmaceutical	Production of drug containment solutionss and development of integrated solutions for the pharmaceutical industry	Italy	Direct	100%	100%
Spami S.r.l.	Engineering	Production plant and machinery	Italy	Direct	100%	100%
Stevanato Group International a.s.	Holding	Service/Subholding company	Slovakia	Direct	100%	100%
Medical Glass a.s.	Biopharmaceutical	Production of drug containment solutions	Slovakia	Indirect	99.74%	99.74%
Stevanato Group N.A. S. de RL de CV	Biopharmaceutical	Service company	Mexico	Indirect	100%	100%
Ompi N.A. S. de RL de CV	Biopharmaceutical	Production of drug	Mexico	Direct	30.76%	30.76%
		containment solutions		Indirect	69.24%	69.24%
Ompi of America inc.	Biopharmaceutical	Sale of drug containment solutions and analytical services	USA	Direct	83.73%	0%
				Indirect	16.27%	100%
Ompi do Brasil I. e C. de	Biopharmaceutical	Production of drug	Brazil	Direct	79%	79%
Em. Far. Ltda		containment solutions		Indirect	21%	21%
Innoscan A/S	Engineering	Production plant and machinery	Denmark	Indirect	—	100%
Ompi Pharm. Packing Techn. Co. Ltd	Biopharmaceutical	Production of drug containment solutions	China	Indirect	100%	100%
SVM Automatik A/S	Engineering	Production plant and machinery	Denmark	Indirect	100%	100%
Medirio SA	Biopharmaceutical	Research and development	Switzerland	Indirect	100%	100%
Balda Medical Gmbh	Biopharmaceutical	Production of in-vitro diagnostic solutions	Germany	Direct	100%	100%
Balda C. Brewer Inc.	Biopharmaceutical	Production of in-vitro diagnostic solutions	USA	Indirect	100%	100%
Balda Precision Inc.	Biopharmaceutical	Production metal components	USA	Indirect	100%	100%
Ompi of Japan Co., Ltd.	Biopharmaceutical	Sale of drug containment solutions	Japan	Direct	51%	51%